Long-term debt	12 Months Ended
Dec. 31, 2012
Notes To Financial Statements [Abstract]
Long-term debt text

8 – Long-term debt

			Outstanding US dollar-denominated amount
					December 31,
In millions		Maturity			2012		2011
Debentures and notes: (A)

Canadian National series:
4.40%	10-year notes (B)	Mar. 15, 2013	$400	$398		$407
4.95%	6-year notes (B)	Jan. 15, 2014	325	323		331
5.80%	10-year notes (B)	June 1, 2016	250	249		254
1.45%	5-year notes (B)	Dec. 15, 2016	300	298		305
5.85%	10-year notes (B)	Nov. 15, 2017	250	249		254
5.55%	10-year notes (B)	May 15, 2018	325	323		331
6.80%	20-year notes (B)	July 15, 2018	200	199		203
5.55%	10-year notes (B)	Mar. 1, 2019	550	547		559
2.85%	10-year notes (B)	Dec. 15, 2021	400	398		407
2.25%	10-year notes (B)	Nov. 15, 2022	250	249		-
7.63%	30-year debentures	May 15, 2023	150	149		153
6.90%	30-year notes (B)	July 15, 2028	475	473		483
7.38%	30-year debentures (B)	Oct. 15, 2031	200	199		203
6.25%	30-year notes (B)	Aug. 1, 2034	500	498		509
6.20%	30-year notes (B)	June 1, 2036	450	448		458
6.71%	Puttable Reset Securities PURSSM (B)	July 15, 2036	250	249		254
6.38%	30-year debentures (B)	Nov. 15, 2037	300	298		305
3.50%	30-year notes (B)	Nov. 15, 2042	250	249		-

Illinois Central series:
5.00%	99-year income debentures	Dec. 1, 2056	7	7		7
7.70%	100-year debentures	Sep. 15, 2096	125	124		127

Total US dollar-denominated debentures and notes			$5,957	5,927		5,550
BC Rail series:
Non-interest bearing 90-year subordinated notes (C)		July 14, 2094		842		842
Total debentures and notes				6,769		6,392
Other:
Commercial paper (F) (G)				-		82
Capital lease obligations and other (D)				985		957
Total debt, gross				7,754		7,431
Less:
Net unamortized discount				854		855
Total debt (1) (E)				6,900		6,576
Less:
Current portion of long-term debt (E)				577		135
Total long-term debt				$6,323		$6,441
(1)	See Note 17 - Financial Instruments, for the fair value of debt.

A. The Company's debentures, notes and revolving credit facility are unsecured.

B. These debt securities are redeemable, in whole or in part, at the option of the Company, at any time, at the greater of par and a formula price based on interest rates prevailing at the time of redemption.

C. The Company records these notes as a discounted debt of $8 million, using an imputed interest rate of 5.75%. The discount of $834 million is included in the net unamortized discount.

D. During 2012, the Company recorded $94 million in assets it acquired through equipment leases ($87 million in 2011), for which an equivalent amount was recorded in debt.

       Interest rates for capital lease obligations range from approximately 0.7% to 8.5% with maturity dates in the years 2013 through 2037. The imputed interest on these leases amounted to $249 million as at December 31, 2012 and $299 million as at December 31, 2011.

       The capital lease obligations are secured by properties with a net carrying amount of $1,021 million as at December 31, 2012 and $993 million as at December 31, 2011.

E. Long-term debt maturities, including repurchase arrangements and capital lease repayments on debt outstanding as at December 31, 2012, for the next five years and thereafter, are as follows:

In millions	Capital leases	Debt	Total

2013(1)	$179	$398	$577
2014	208	320	528
2015	81	-	81
2016	268	545	813
2017	133	246	379
2018 and thereafter	114	4,408	4,522
	$983	$5,917	$6,900
(1) Current portion of long-term debt.

F. On May 6, 2011, the Company entered into a $800 million four-year revolving credit facility agreement with a consortium of lenders. On March 23, 2012, the agreement was amended to extend the term to May 5, 2017. The agreement allows for an increase in the facility amount, up to a maximum of $1,300 million, as well as the option to extend the term by an additional year at each anniversary date, subject to the consent of individual lenders. The credit facility, containing customary terms and conditions, is available for general corporate purposes, including back-stopping the Company's commercial paper program, and provides for borrowings at various interest rates, including the Canadian prime rate, bankers' acceptance rates, the U.S. federal funds effective rate and the London Interbank Offer Rate, plus applicable margins. The credit facility agreement has one financial covenant, which limits debt as a percentage of total capitalization, and with which the Company is in compliance. As at December 31, 2012 and December 31, 2011, the Company had no outstanding borrowings under its revolving credit facility.

G. The Company has a commercial paper program, which is backed by its revolving credit facility, enabling it to issue commercial paper up to a maximum aggregate principal amount of $800 million, or the US dollar equivalent. As at December 31, 2012, the Company had no borrowings of commercial paper ($82 million (US$81 million) at a weighted-average interest rate of 0.20% as at December 31, 2011) presented in Current portion of long-term debt on the Consolidated Balance Sheet.

H. The aggregate amount of debt payable in US currency as at December 31, 2012 was US$6,690 million (C$6,656 million), including US$733 million relating to capital leases and other, and US$6,295 million (C$6,402 million), including US$757 million relating to capital leases and other, as at December 31, 2011.

I. On April 29, 2011, the Company entered into a series of three-year bilateral letter of credit facility agreements with various banks to support its requirements to post letters of credit in the ordinary course of business. On March 23, 2012, the agreements were amended to extend the maturity by one year to April 28, 2015 and an additional letter of credit agreement was signed with an additional bank. Under these agreements as amended, the Company has the option from time to time to pledge collateral in the form of cash or cash equivalents, for a minimum term of one month, equal to at least the face value of the letters of credit issued. As at December 31, 2012, the Company had letters of credit drawn of $551 million ($499 million as at December 31, 2011) from a total committed amount of $562 million ($520 million as at December 31, 2011) with the various banks. As at December 31, 2012, cash and cash equivalents of $521 million ($499 million as at December 31, 2011) were pledged as collateral and recorded as Restricted cash and cash equivalents on the Consolidated Balance Sheet.